UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07644

                                     Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

⬛ Gabelli Capital Asset Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares			Market Value
Common Stocks — 99.9%
Aerospace and Defense — 7.3%
86,000	Aerojet Rocketdyne Holdings Inc.†	$	1,866,200
5,500	Curtiss-Wright Corp.		501,930
6,000	HEICO Corp.		523,200
26,000	Honeywell International Inc.		3,246,620
160,000	Rolls-Royce Holdings plc		1,511,495

			7,649,445

Automobiles and Components — 0.5%
2,700	BorgWarner Inc.		112,833
9,500	Dana Inc.		183,445
8,000	Superior Industries International Inc.		202,800

			499,078

Building and Construction — 0.8%
16,500	Herc Holdings Inc.†		806,685

Building Products — 0.6%
25,000	Griffon Corp.		616,250

Commercial and Professional Services — 4.4%
59,000	Rollins Inc.		2,190,670
34,000	Waste Management Inc.		2,479,280

			4,669,950

Consumer Durables — 1.8%
4,000	Cavco Industries Inc.†		465,600
10,000	Skyline Corp.†		94,200
40,000	Sony Corp., ADR		1,349,200

			1,909,000

Consumer Services — 1.8%
30,000	Boyd Gaming Corp.†		660,300
12,000	Canterbury Park Holding Corp.		124,200
2,700	Churchill Downs Inc.		428,895
58,000	Dover Motorsports Inc.		127,600
9,500	Las Vegas Sands Corp.		542,165

			1,883,160

Consumer Staples — 9.9%
3,000	Archer Daniels Midland Co.		138,120
64,000	Brown-Forman Corp., Cl. A		3,012,480
1,000	Bunge Ltd.		79,260
58,000	Danone SA, ADR		794,020
30,000	Diageo plc, ADR		3,467,400
12,000	Fomento Economico Mexicano SAB de CV, ADR		1,062,240
1,000	Mead Johnson Nutrition Co.		89,080
400	National Beverage Corp.		33,812
11,000	The Coca-Cola Co.		466,840
33,949	Tootsie Roll Industries Inc.		1,267,988

			10,411,240

Diversified Industrial — 0.6%
15,000	ITT Inc.		615,300

Shares		Market Value

Electrical Equipment — 2.5%
26,000	AMETEK Inc. $	1,406,080
24,000	Franklin Electric Co. Inc.	1,033,200
1,500	Rockwell Automation Inc.	233,565

		2,672,845

Energy — 3.4%
1,800	Anadarko Petroleum Corp.	111,600
3,000	Chevron Corp.	322,110
7,000	ConocoPhillips	349,090
7,000	Devon Energy Corp.	292,040
8,500	Exxon Mobil Corp.	697,085
55,000	RPC Inc.	1,007,050
2,800	Schlumberger Ltd.	218,680
90,000	Weatherford International plc†	598,500

		3,596,155

Financials — 13.1%
30,000	American Express Co.	2,373,300
3,000	Argo Group International Holdings Ltd.	203,400
2,500	BKF Capital Group Inc.†	18,225
45,000	Griffin Industrial Realty Inc.	1,392,750
14,000	JPMorgan Chase & Co.	1,229,760
23,000	Legg Mason Inc.	830,530
4,000	Marsh & McLennan Companies Inc.	295,560
27,500	Morgan Stanley	1,178,100
3,600	Northern Trust Corp.	311,688
17,000	Ryman Hospitality Properties Inc.	1,051,110
7,000	State Street Corp.	557,270
41,000	The Bank of New York Mellon Corp.	1,936,430
44,000	Wells Fargo & Co.	2,449,040

		13,827,163

Health Care — 1.8%
18,000	Boston Scientific Corp.†	447,660
500	DENTSPLY SIRONA Inc.	31,220
6,200	Henry Schein Inc.†	1,053,814
8,000	Patterson Cos., Inc.	361,840

		1,894,534

Information Technology — 5.1%
30,000	Corning Inc.	810,000
70,000	CTS Corp.	1,491,000
23,500	Diebold Nixdorf Inc.	721,450
4,000	EchoStar Corp., Cl. A†	227,800
4,000	Harris Corp.	445,080
20,000	Internap Corp.†	74,400
15,000	Texas Instruments Inc.	1,208,400
9,000	Yahoo! Inc.†	417,690

		5,395,820

Machinery — 8.3%
14,500	CIRCOR International Inc.	861,880
140,000	CNH Industrial NV, New York	1,349,600
12,000	Crane Co.	897,960
2,500	Deere & Co.	272,150
9,500	Flowserve Corp.	459,990
12,800	Graco Inc.	1,204,992

See accompanying notes to schedule of investments.

⬛  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Shares			Market Value
Common Stocks (Continued)
Machinery (Continued)
6,000	IDEX Corp.	$	561,060
34,000	Navistar International Corp.†		837,080
9,000	The Eastern Co.		192,600
41,000	The L.S. Starrett Co., Cl. A		430,500
2,000	Watts Water Technologies Inc., Cl. A		124,700
31,000	Xylem Inc.		1,556,820

			8,749,332

Materials — 6.6%
1,080	AdvanSix Inc.†		29,506
20,000	Ampco-Pittsburgh Corp.		281,000
62,000	Ferro Corp.†		941,780
50,000	Freeport-McMoRan Inc.†		668,000
17,000	International Flavors & Fragrances Inc.		2,253,010
70,000	Myers Industries Inc.		1,109,500
41,000	Newmont Mining Corp.		1,351,360
3,600	Sensient Technologies Corp.		285,336

			6,919,492

Media — 18.4%
3,000	AMC Networks Inc., Cl. A†		176,040
40,000	CBS Corp., Cl. A, Voting		2,815,600
10,000	Cogeco Inc.		447,870
6,000	Discovery Communications Inc., Cl. A†		174,540
12,000	Discovery Communications Inc., Cl. C†		339,720
11,500	DISH Network Corp., Cl. A†		730,135
98,000	Grupo Televisa SAB, ADR		2,542,120
1,750	Liberty Broadband Corp., Cl. A†		148,907
3,050	Liberty Broadband Corp., Cl. C†		263,520
5,000	Liberty Global plc, Cl. A†		179,350
12,000	Liberty Global plc, Cl. C†		420,480
623	Liberty Global plc LiLAC, Cl. A†		13,856
1,497	Liberty Global plc LiLAC, Cl. C†		34,491
1,600	Liberty Media Corp.-Liberty Braves, Cl. A†		38,304
1,600	Liberty Media Corp.-Liberty Braves, Cl. C†		37,840
1,500	Liberty Media Corp.-Liberty Formula One, Cl. A†		49,050
1,500	Liberty Media Corp.-Liberty Formula One, Cl. C†		51,225
1,600	Liberty Media Corp.-Liberty SiriusXM, Cl. A†		62,272
1,600	Liberty Media Corp.-Liberty SiriusXM, Cl. C†		62,048
4,500	Meredith Corp.		290,700
27,000	MSG Networks Inc., Cl. A†		630,450
1,800	Nexstar Media Group Inc.		126,270
6,000	Scripps Networks Interactive Inc., Cl. A		470,220
7,600	Sinclair Broadcast Group Inc., Cl. A		307,800
9,000	The Madison Square Garden Co, Cl. A†		1,797,390
36,000	Time Warner Inc.		3,517,560
20,000	Twenty-First Century Fox Inc., Cl. A		647,800
63,000	Viacom Inc., Cl. A		3,071,250

			19,446,808

Publishing — 1.1%
48,000	The E.W. Scripps Co., Cl. A†		1,125,120

Shares			Market Value

Retailing — 2.8%
28,000	Aaron’s Inc.	$	832,720
20,500	CVS Health Corp.		1,609,250
12,000	Hertz Global Holdings Inc.†		210,480
3,400	Ingles Markets Inc., Cl. A		146,710
23,000	J.C. Penney Co. Inc.†		141,680
1,000	The Cheesecake Factory Inc.		63,360

			3,004,200

Telecommunication Services — 3.6%
1,000	AT&T Inc.		41,550
20,000	Millicom International Cellular SA, SDR		1,115,321
10,000	Rogers Communications Inc., Cl. B		442,200
20,000	Telephone & Data Systems Inc.		530,200
45,000	United States Cellular Corp.†		1,679,850

			3,809,121

Trading Companies and Distributors — 2.9%
22,000	GATX Corp.		1,341,120
35,000	Kaman Corp.		1,684,550

			3,025,670

Utilities — 2.6%
21,500	El Paso Electric Co.		1,085,750
20,000	GenOn Energy Inc., Escrow†		0
27,899	National Fuel Gas Co.		1,663,338

			2,749,088

	Total Common Stocks		105,275,456

Rights — 0.1%
Entertainment — 0.1%
43,000	Media General Inc., CVR, expire 12/31/17†		73,530

TOTAL INVESTMENTS — 100.0%
(Cost $50,041,424)			$105,348,986

	Aggregate tax cost		$ 51,119,008

	Gross unrealized appreciation		$ 57,470,038
	Gross unrealized depreciation		(3,240,060)

	Net unrealized appreciation/depreciation		$ 54,229,978

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

⬛  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

⬛   Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs			Total Market Value at 3/31/17
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Financials	$13,808,938	$18,225	—	$13,827,163
Utilities	2,749,088	—	$0	2,749,088
Other Industries (a)	88,699,205	—	—	88,699,205
Total Common Stocks	105,257,231	18,225	0	105,275,456
Rights	—	—	73,530	73,530
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$105,257,231	$18,225	$73,530	$105,348,986

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

⬛   Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/12/2017

* Print the name and title of each signing officer under his or her signature.